CONTRACTS IN PROGRESS (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Construction Contracts [Abstract]
Contract costs incurred to date	$ 20,385	$ 20,455
Profit recognized to date (less recognized losses)	2,075	1,946
Contract costs incurred and profit recognized (less recognized losses)	22,460	22,401
Less: progress billings	(23,358)	(23,546)
Contract Asset (Liability), Net	(898)	(1,145)
Comprising:
Contract assets	584	563
Amounts due to customers — creditors	$ (1,482)	$ (1,708)